Fair Value Measurements	6 Months Ended	7 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 7—Fair Value Measurements
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2021 and December 31, 2020 by level within the fair value hierarchy:

	Fair Value Measured as of June 30, 2021
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Account—U.S. Treasury Securities	$483,071,704	$—	$—	$483,071,704
Liabilities:
Warrant liabilities	$—	$25,962,932	$—	$25,962,932

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Account—U.S. Treasury Securities	$483,227,051	$—	$—	$483,227,051
Liabilities:
Warrant liabilities	$—	$13,292,400	$—	$13,292,400

Transfers to/from Levels 1, 2 and 3 are recognized at the beginning of the reporting period. There were no transfers between levels for the three and six months ended June 30, 2021.
The Company utilizes the fair value of the Public Warrants at December 31, 2020 and June 30, 2021 to estimate the fair value of the warrants, with changes in fair value recognized in the unaudited condensed consolidated statements of operations. For the three and six months ended June 30, 2021, the Company recognized a charge to the statements of operations resulting from an increase in the fair value of liabilities of approximately $9.4 million and $12.7 million presented as change in fair value of derivative warrant liabilities.
The change in the fair value of the derivative warrant liabilities for the three and six months ended June 30, 2021 is summarized as follows:

Warrant liabilities at December 31, 2020	$13,292,400
Change in fair value of warrant liabilities	3,342,533

Warrant liabilities at March 31, 2021	16,634,933
Change in fair value of warrant liabilities	9,327,999
Warrant liabilities at June 30, 2021	$25,962,932

Note 8 — Fair Value Measurements
The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2020 by level within the fair value hierarchy:

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Investments held in Trust Account — U.S. Treasury Securities	$483,227,051	$—	$—	$483,227,051
Liabilities:
Warrant liabilities (restated)	—	13,292,400	—	13,292,400

Total fair value	$483,227,051	$13,292,400	$—	$496,519,451

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. The estimated fair value of the Private Placement warrants transferred from a Level 3 measurement to a Level 2 fair value measurement in October 2020, when the comparable Public Warrants were separately listed and traded.
The Company utilizes a binomial Monte-Carlo simulation at August 7, 2020 and September 30, 2020, and fair value of the Public Warrants at December 31, 2020 to estimate the fair value of the Warrants, with changes in fair value recognized in the statement of operations. The Company recognized approximately $8.6 million for the warrant liabilities upon their issuance on August 7, 2020 and August 13, 2020. For the year ended December 31, 2020, the Company recognized a charge to the statement of operations resulting from an increase in the fair value of warrant liabilities of approximately $4.7 million presented as change in fair value of warrant liabilities on the accompanying statement of operations.
The change in the fair value of the derivative warrant liabilities for the year ended December 31, 2020 is summarized as follows:

Warrant liabilities at May 19, 2020 (incpetion)	$—
Issuance of Private Warrants	8,628,400
Change in fair value of warrant liabilibites	1,243,733

Warrant liabilities at September 30, 2020	$9,872,133
Change in fair value of warrant liabilibites	3,420,267

Warrant liabilities at December 31, 2020	$13,292,400

The estimated fair value of the warrant liabilities is determined using Level 3 inputs at August 7, 2020 and September 30, 2020. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	September 30, 2020	August 7, 2020
Exercise price	$11.50	$11.50
Stock Price	$10.26	$10.03
Term (in years)	0.85	1.00
Volatility	19.00%	18.00%
Risk-free interest rate	0.36%	0.31%
Dividend yield	—	—